As filed with the Securities and Exchange Commission on or about June 29, 2005

Registration No. 33-86006

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

__________________________________________________

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]

Pre-Effective Amendment No. 1	[X]

Post-Effective Amendment No.	[ ]
(Check appropriate box or boxes)

ICAP FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

__________________________________________________

225 West Wacker Drive, Suite 2400

Chicago, Illinois 60606

 (Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 1-888-221-ICAP (4227)

Pamela H. Conroy

Institutional Capital Corporation

225 West Wacker Drive, Suite 2400

Chicago, Illinois 60606

(Name and Address of Agent for Service)

__________________________________________________

Copy to:

Carol A. Gehl

Godfrey & Kahn, S.C.

780 North Water Street

Milwaukee, Wisconsin  53202

Approximate Date of Proposed Public Offering:  As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that this filing will become effective on July 1, 2005, pursuant to Rule 488 under the Securities Act of 1933, as amended.  No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

Title of Securities Being Registered:  Shares of common stock, par value $0.01 per share, of the ICAP Equity Fund, a series of the Registrant.

ICAP DISCRETIONARY EQUITY FUND

a series of ICAP Funds, Inc.

(a Maryland Corporation)

225 West Wacker Drive, Suite 2400

Chicago, Illinois 60606

Telephone: 888-221-ICAP (4227)

Web site: www.icapfunds.com

________, 2005

Dear Shareholder:

As a shareholder of the ICAP Discretionary Equity Fund (the “Discretionary Equity Fund”), you are being asked to vote on the proposal described below and in the enclosed materials.

The Board of Directors of ICAP Funds, Inc. (the “Corporation”) has approved a reorganization (the “Reorganization”) by which the Discretionary Equity Fund would be reorganized with and into the ICAP Equity Fund (the “Equity Fund”), which has the same investment objective and substantially similar policies and practices as the Discretionary Equity Fund.  The Discretionary Equity Fund and the Equity Fund are sometimes referred to collectively as the “Funds.”

If Discretionary Equity Fund shareholders approve the Reorganization, your shares would be exchanged for shares of the Equity Fund equal in value and with the same rights and terms as the shares of the Discretionary Equity Fund that you currently hold.

The enclosed proxy statement/prospectus provides greater detail about the proposal.  We encourage you to read these materials carefully.

Please be assured that:

•

If Fund shareholders approve the Reorganization, the investment objective and policies of the Discretionary Equity Fund would, with limited exceptions, remain the same.

•

The advisory fees payable by the Discretionary Equity Fund and the Equity Fund are the same.  Consequently, the advisory fees to be paid by shareholders of the Discretionary Equity Fund as shareholders of the Equity Fund after the Reorganization would remain unchanged.

•

The Board of Directors carefully reviewed the Reorganization proposal prior to recommending that you vote in favor of the proposal.

The Board of Directors of the Discretionary Equity Fund has determined that the proposed Reorganization will benefit Discretionary Equity Fund shareholders and recommends that you cast your vote “FOR” the proposed Reorganization.  Among other things, the Board anticipates that shareholders of the Discretionary Equity Fund will benefit from the Equity Fund’s larger asset size and the elimination of duplicative services and expenses.  The attached materials, which we urge you to read carefully, provide more information about the proposed Reorganization.

Your vote is important regardless of how many shares you own.  Voting your shares early will help prevent costly follow-up mail and telephone solicitation.  After you review the enclosed materials, we ask that you vote FOR the proposed Reorganization.  Please cast your vote by completing, dating and signing your proxy card, and mailing it to us today in the enclosed postage-paid envelope.

If you have any questions after considering the enclosed materials, please call toll-free 1-888-221-ICAP (4227).  Thank you for investing in the Discretionary Equity Fund and for your continuing support.

Sincerely,

Robert H. Lyon, President

ICAP Funds, Inc.

Enclosures

ICAP DISCRETIONARY EQUITY FUND

a series of ICAP Funds, Inc.

(a Maryland Corporation)

225 West Wacker Drive, Suite 2400

Chicago, Illinois 60606

Telephone: 888-221-ICAP (4227)

Web site: www.icapfunds.com

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

A special meeting of shareholders of the ICAP Discretionary Equity Fund, a series of ICAP Funds, Inc., will be held at the offices of ICAP Funds, Inc., located at 225 West Wacker Drive, Suite 2400, Chicago, Illinois 60606, on August 12, 2005 at 1:00 p.m. (the “Meeting”), for the following purposes:

1.

To approve the reorganization of the ICAP Discretionary Equity Fund with and into the ICAP Equity Fund as described in the accompanying Proxy Statement/Prospectus, including approval of Articles of Amendment to reclassify shares of the ICAP Discretionary Equity Fund as shares of the ICAP Equity Fund.

2.

To transact such other business as may properly be presented at the Meeting or any adjournment thereof.

Shareholders of record as of the close of business on May 31, 2005 are entitled to vote at the Meeting or any adjournment thereof.

THE BOARD OF DIRECTORS OF THE ICAP DISCRETIONARY EQUITY FUND RECOMMENDS THAT YOU CAST YOUR VOTE FOR THE PROPOSED REORGANIZATION AS DESCRIBED IN THE PROXY STATEMENT/PROSPECTUS.

YOUR VOTE IS IMPORTANT!

PLEASE RETURN YOUR PROXY CARD PROMPTLY

As a shareholder, you are asked to vote by proxy or attend the Meeting.  If you are unable to attend the Meeting in person, we urge you to authorize proxies to cast your vote, which is commonly referred to as proxy voting.  You can do this by completing, signing, dating and promptly returning the enclosed proxy card in the enclosed postage prepaid envelope.  Your prompt voting by proxy will help assure a quorum at the Meeting.  Voting by proxy will not prevent you from voting your shares in person at the Meeting.  You may revoke your proxy before it is exercised at the Meeting, either by writing to the Secretary of the Corporation at the address noted in the Proxy Statement/Prospectus or in person at the time of the Meeting.

By Order of the Board of Directors,

Pamela H. Conroy

Secretary

Chicago, Illinois

______, 2005

ICAP DISCRETIONARY EQUITY FUND

a series of ICAP Funds, Inc.

(a Maryland Corporation)

225 West Wacker Drive, Suite 2400

Chicago, Illinois 60606

Telephone: 888-221-ICAP (4227)

Web site: www.icapfunds.com

QUESTIONS AND ANSWERS

YOUR VOTE IS VERY IMPORTANT!

Dated:  _________, 2005

Question:  What is this document and why did we send it to you?

Answer:  The Board of Directors approved a plan to reorganize the ICAP Discretionary Equity Fund (the “Discretionary Equity Fund”), a series of ICAP Funds, Inc., a Maryland corporation (the “Corporation”), with and into the ICAP Equity Fund (“Equity Fund”), a separate series of the Corporation (the “Reorganization”).  The Discretionary Equity Fund and the Equity Fund are sometimes referred to collectively as the “Funds.”  Shareholder approval is needed to proceed with the Reorganization and a special shareholder meeting will be held on August 12, 2005 (the “Meeting”) to consider the proposal.  We are sending this document to you for your use in deciding whether to approve the Reorganization.  This document includes a Notice of Special Meeting of Shareholders, a combined Proxy Statement/Prospectus, and a form of Proxy.

Question:  What is the purpose of this Reorganization?

Answer:  The reason for the Reorganization is that the two Funds have the same investment objective and substantially similar policies and risks, restrictions and limitations except that the Discretionary Equity Fund is authorized to invest up to 20% of its net assets in cash and cash equivalents for any purpose, including pending investment or reinvestment, and is authorized to invest up to 100% of its total assets in such instruments for temporary defensive purposes when market conditions warrant, whereas the Equity Fund is only permitted to invest in such instruments to meet anticipated redemption requests, to pay expenses and pending investment or reinvestment.   The Equity Fund’s investment in such instruments will generally not exceed 5% of its total assets.  However, as a result of declining assets of the Discretionary Equity Fund in recent years, expense ratios for this Fund have been increasing during this time period.  Without significant asset growth from sales of shares of the Discretionary Equity Fund, the Fund’s expenses ratios are expected to increase even further.  Although the Fund’s investment adviser, Institutional Capital Corporation (the “Adviser”), has historically agreed to reimburse the Fund for its expenses, there is no guarantee that the Adviser will continue to do so.  Therefore, shareholder costs could significantly increase.

Additionally, the total assets of the Discretionary Equity Fund are significantly smaller than the total assets of the Equity Fund and can be managed in a more economically-feasible manner if the Reorganization is consummated.  The Adviser believes that the Reorganization may offer the opportunity for operational efficiencies by simplifying the administrative and regulatory requirements for the Discretionary Equity Fund and eliminating duplicative regulatory filings and duplicative fixed costs such as Federal and State registration fees, accounting and audit fees, legal fees and the cost of shareholder meetings.  The Reorganization will result in the Equity Fund having a larger asset base which will provide the Equity Fund with potential benefits from greater fund diversification and the opportunity to conduct other investment transactions on potentially more advantageous terms than two separate, smaller funds.

Question:  How will the Reorganization work?

Answer:  Under the Plan, all the assets and scheduled liabilities of the Discretionary Equity Fund will be exchanged for shares of common stock of the Equity Fund, and the shares of the Equity Fund will be distributed to shareholders of the Discretionary Equity Fund.  The Plan provides for the distribution on the day following the valuation date, or on such other date as may be agreed upon by the Board of Directors of the Corporation, of full and fractional shares of the Equity Fund to shareholders of record of the Discretionary Equity Fund.  The Plan provides that the number of shares of the Equity Fund issued in exchange for shares of the Discretionary Equity Fund will have an aggregate net asset value equal to the net value of the assets of the Discretionary Equity Fund transferred pursuant to the Plan.  If the shareholders of the Discretionary Equity Fund approve the Reorganization, all of the assets and scheduled liabilities of the Discretionary Equity Fund will be assigned to and assumed by the Equity Fund.

Each shareholder of record holding shares of the Discretionary Equity Fund will receive shares of the Equity Fund equal in value to the Discretionary Equity Fund shares held immediately prior to the Reorganization.  The Equity Fund will record on its books shares of the Discretionary Equity Fund as evidence of ownership of Equity Fund shares by the shareholders of record of the Discretionary Equity Fund.  The Reorganization will not impact the current shareholders of the Equity Fund.

Upon completion of the Reorganization, the Corporation will take all necessary and proper steps to effect the complete termination of the Discretionary Equity Fund.

If the Plan is carried out as proposed, we do not expect the transaction to have any federal or state tax consequences to the Discretionary Equity Fund or its shareholders.  However, the Discretionary Equity Fund will make a taxable distribution of undistributed capital gains or income to its shareholders immediately prior to the Reorganization.

Question:  How will this affect my account?

Answer:  Following the Reorganization, you will be a shareholder of the Equity Fund, which has an identical investment objective, similar holdings, and the same investment adviser and administrator as the Discretionary Equity Fund.  You will receive shares of the Equity Fund equal in value to shares of the Discretionary Equity Fund you currently hold.  The Reorganization will not affect the value of your account at the time of Reorganization.  The Reorganization is expected to be tax-free to the Discretionary Equity Fund and its shareholders.

Question: What will happen if the Reorganization is not approved?

Answer:  If shareholders of the Discretionary Equity Fund fail to approve the Reorganization, the Discretionary Equity Fund will not be reorganized and the Board will consider other alternatives for the Discretionary Equity Fund, including liquidation of the Discretionary Equity Fund, which will result in the liquidation of the Discretionary Equity Fund’s portfolio securities and the realization of capital gains that would be distributed.

Question:  Why do I need to vote?

Answer:  Your vote is needed to ensure that the proposal can be acted upon.  Your immediate response on the enclosed Proxy Card will help prevent the need for any further solicitations for a shareholder vote.  We encourage all shareholders to participate.

Question:  I am a small investor.  Why should I bother to vote?

Answer:  Your vote makes a difference.  If other shareholders like you fail to vote, the Discretionary Equity Fund may not receive enough votes to go forward with the Meeting.  If this happens, the Reorganization would be delayed and we may need to solicit votes again.

Question:  How does the Board of Directors suggest that I vote?

Answer:  After careful consideration, the Board of Directors of the Corporation recommends that you vote “FOR” the Reorganization.

Question:  Who is paying for expenses related to the Special Meeting?

Answer: The Discretionary Equity Fund’s investment adviser will pay all costs relating to the proposed Reorganization, including the costs relating to the Meeting and this Proxy Statement/Prospectus.

Question:  How do I cast my vote?

Answer:  You may use the enclosed postage-paid envelope to mail your proxy card.  Please follow the enclosed instructions to vote.

Question:  Who do I call if I have questions?

Answer:  We will be happy to answer your questions about the proxy solicitation.  Please call 1-888-221-4227 during normal business hours between 8 a.m. and 5 p.m. Central time.

COMBINED PROXY STATEMENT AND PROSPECTUS

FOR THE REORGANIZATION OF

ICAP Discretionary Equity Fund

INTO

ICAP Equity Fund

each a series of

ICAP Funds, Inc.

225 West Wacker Drive, Suite 2400

Chicago, Illinois 60606

Telephone: 888-221-ICAP (4227)

Web site: www.icapfunds.com

_________________________________________

This Proxy Statement/Prospectus is being sent to you in connection with the solicitation of proxies by the Board of Directors of ICAP Funds, Inc. (the “Corporation”) for use at the special meeting of shareholders (the “Meeting”) of the ICAP Discretionary Equity Fund (the “Discretionary Equity Fund”) to be held at ICAP’s principal offices located at 225 West Wacker Drive, Suite 2400, Chicago, Illinois 60606, on August 12, 2005 at 1:00 p.m. Central Time, and at any adjournments or postponements thereof.  The Discretionary Equity Fund and the ICAP Equity Fund (the “Equity Fund”) are each a series of the Corporation, an open-end management investment company registered with the Securities and Exchange Commission (the “SEC”) and organized as a Maryland corporation.  The Discretionary Equity Fund and the Equity Fund are sometimes referred to collectively as the “Funds.”  At the Meeting, shareholders of the Discretionary Equity Fund will be asked:

•

To approve a Plan of Reorganization (the “Plan”) for the Discretionary Equity Fund to reorganize with and into the Equity Fund, whereby the Equity Fund would acquire all of the assets and liabilities of the Discretionary Equity Fund in exchange for the Equity Fund’s shares, which would be distributed pro rata by the Discretionary Equity Fund to holders of its shares in complete liquidation of the Discretionary Equity Fund (the “Reorganization”).  A copy of the Plan is attached hereto as Exhibit A.  As a result of the Reorganization, each shareholder will become a shareholder of the Equity Fund, which has similar investment policies, strategies and holdings to the Discretionary Equity Fund.

•

To transact such other business as may properly come before the Special Meeting or any adjournments thereof.

The following documents containing additional information about the Corporation have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus and are, therefore, legally part of this Proxy Statement/Prospectus:

From Post-Effective Amendment No. 17 of ICAP Funds, Inc., filed on April 29, 2005 (SEC File No. 811-8850):

•

Prospectus and Statement of Additional Information of the Discretionary Equity Fund and the Equity Fund, dated May 1, 2005.

The Annual Report to Shareholders of the Funds for the fiscal year ended December 31, 2004, containing audited financial statements, is included herewith.  Copies are available by writing or calling the Corporation at the address or telephone number listed above.  You can also review and copy information about the Funds by visiting the public reference facilities maintained by the SEC in Washington, D.C., at 450 Fifth Street, N.W., Washington, D.C. 20549.  Copies of such materials can also be obtained by sending an e-mail request to publicinfo@sec.gov or by writing to the Public Reference Room at its Washington, D.C. address above.

This Proxy Statement/Prospectus sets forth the basic information you should know before voting on the proposal.  You should read it and keep it for future reference.  Additional information about the proposed transaction is contained in the Statement of Additional Information dated June 29, 2005, which is available without charge by writing or calling the Corporation at the address or telephone number listed above.

The Discretionary Equity Fund expects that this Proxy Statement/Prospectus will be mailed to shareholders on or about July 8, 2005.

Date:  June 29, 2005

The SEC has not approved or disapproved these securities nor has it passed on the accuracy or adequacy of this combined Proxy Statement/Prospectus.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Page

PROXY STATEMENT/PROSPECTUS

I.

INTRODUCTION

1

A.

OVERVIEW

1

1.

Synopsis

1

2.

Investment Objectives and Strategies

2

3.

Risk Factors

2

B.

COMPARISON FEE TABLE AND EXAMPLE

4

C.

THE PROPOSAL

5

1.

Summary of the Proposed Reorganization

5

2.

Description of the Equity Fund’s Shares

5

3.

Reasons for the Reorganization

6

4.

Federal Income Tax Consequences

6

5.

Comparison of Shareholder Rights

7

6.

Capitalization

8

II.

COMPARISON INFORMATION ABOUT THE DISCRETIONARY EQUITY FUND

         AND THE EQUITY FUND

8

A.

INVESTMENT OBJECTIVE, STRATEGIES, AND RESTRICTIONS

8

1.

Investment Objective

9

2.

Investment Strategies

9

3.

Fundamental Investment Restrictions and Investment Limitations

9

B.

DISTRIBUTION

10

C.

PURCHASE AND REDEMPTION PROCEDURES

10

1.

Purchasing Information

10

2.

Redemption Information

11

D.

SERVICE PROVIDERS

11

III.

VOTING INFORMATION

12

A.

REQUIRED VOTE

12

B.

GENERAL

12

C.

APPROVAL OF ARTICLES OF AMENDMENT

12

D.

METHOD AND COST OF SOLICITATION

13

E.

RIGHT OF REVOCATION

13

F.

APPRAISAL RIGHTS

13

G.

VOTING SECURITIES AND PRINCIPAL HOLDERS

13

IV.

FURTHER INFORMATION ABOUT THE DISCRETIONARY EQUITY FUND AND

THE EQUITY FUND

15

V.

MISCELLANEOUS ISSUES

15

A.

OTHER BUSINESS

15

B.

NEXT MEETING OF SHAREHOLDERS

15

C.

EXPERTS

16

I.

INTRODUCTION

A.

OVERVIEW

1.

Synopsis

The Board of Directors of the Corporation (the “Board”) called the Meeting to ask shareholders to consider and vote on a proposed reorganization of the Discretionary Equity Fund with and into the Equity Fund, whereby the Equity Fund would acquire all of the assets and liabilities of the Discretionary Equity Fund in exchange for Equity Fund shares, which would be distributed pro rata by the Discretionary Equity Fund to the holders of its shares in complete dissolution of the Discretionary Equity Fund (the “Reorganization”).  The Board (including a majority of the independent directors, meaning those directors who are not “interested persons” of the Corporation as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) believes that the Reorganization may reduce the annual operating expenses of the Discretionary Equity Fund and approved the Reorganization at a Board meeting held on May 19, 2005, subject to the approval of the Discretionary Equity Fund’s shareholders.

The Board, including a majority of the directors who are not interested persons of the Discretionary Equity Fund, the Equity Fund or any other company participating in the proposed Reorganization, believes that the proposed Reorganization is in the best interests of the Discretionary Equity Fund and the Equity Fund and their shareholders, that the terms of the Reorganization are fair and reasonable and that the interests of existing shareholders of the Funds will not be diluted as a result of the proposed Reorganization.  The factors considered by the Board in approving the Reorganization included, among other things: (i) the Adviser’s current management of the assets of both Funds; (ii) the expenses and advisory fees applicable to the Discretionary Equity Fund and the Equity Fund before the Reorganization and the estimated expense ratios of the combined Funds after the Reorganization; (iii) the comparative investment performance of the Funds; (iv) the future growth and performance prospects of the Discretionary Equity Fund; (v) the similar portfolio holdings of the Funds; (vi) the terms and conditions of the Plan and whether the proposed Reorganization would result in dilution of Discretionary Equity Fund shareholder interests; (vii) the advantages of eliminating duplication of effort in marketing Funds having similar investment objectives and investment policies and practices, in addition to the economies of scale potentially realized through the combination of the two Funds; (viii) the compatibility of the Funds’ investment objectives, policies, risks and restrictions; and (ix) the anticipated tax consequences of the Reorganization.

The Reorganization should constitute a tax-free reorganization for federal income tax purposes and will not affect the federal tax status of Discretionary Equity Fund shares held before the Reorganization.  Therefore, shareholders should not recognize any gain or loss on the Discretionary Equity Fund shares for federal income tax purposes as a result of the Reorganization.  However, the Discretionary Equity Fund will make a taxable distribution of undistributed capital gains and income to its shareholders immediately prior to the Reorganization.  The Adviser will pay the costs of the Reorganization and the Meeting.  The Adviser will also incur the costs associated with the solicitation of proxies, including the cost of copying, printing and mailing proxy materials.  In addition to solicitations by mail, the Adviser and the Board also may solicit proxies, without special compensation, by telephone, facsimile or otherwise.

The Adviser currently serves as the investment adviser of both Funds.  In addition, the purchase, distribution, redemption and other service arrangements of the Funds are identical.

The Board recommends that the shareholders of the Discretionary Equity Fund vote “FOR” the Plan and the resulting Reorganization.

2.

Investment Objectives and Strategies

The two Funds have substantially similar policies, restrictions and limitations except that the Discretionary Equity Fund is authorized to invest up to 20% of its net assets in cash and cash equivalents for any purpose, including pending investment or reinvestment, and is authorized to invest up to 100% of its total assets in such instruments for temporary defensive purposes when market conditions warrant, whereas the Equity Fund is only permitted to invest in such instruments to meet anticipated redemption requests, to pay expenses and pending investment or reinvestment.  The Equity Fund’s investment objective is identical to that of the Discretionary Equity Fund: a superior total return with only a moderate degree of risk.  The Funds seek to achieve this investment objective by using the following strategies:

Discretionary Equity Fund	Investment Strategy

The Discretionary Equity Fund seeks to achieve its investment objective by investing primarily in U.S. dollar-denominated equity securities of companies with market capitalizations of at least $2 billion.  The Discretionary Equity Fund seeks to achieve a total return greater than the Standard & Poor’s 500® Index (the “S&P 500® Index”) over a full market cycle and indices comprised of value oriented stocks over shorter periods.  The Discretionary Equity Fund may invest up to 20% of its net assets in cash and cash equivalents for any purpose, including pending investment or reinvestment, and may invest up to 100% of its total assets in such instruments for temporary defensive purposes when market conditions warrant.  To the extent the Discretionary Equity Fund invests for temporary defensive purposes, it may not achieve its investment objective.  The Discretionary Equity Fund will typically hold between 40 and 45 securities.

Equity Fund	Investment Strategy

The Equity Fund seeks to achieve its investment objective by investing primarily in U.S. dollar-denominated equity securities of companies with market capitalizations of at least $2 billion.  The Equity Fund seeks to achieve a total return greater than the S&P 500® Index over a full market cycle and indices comprised of value-oriented stocks over shorter periods.  The Equity Fund may invest in cash and cash equivalents to meet anticipated redemption requests, to pay expenses and pending investment or reinvestment.  The Equity Fund’s investment in such instruments will generally not exceed 5% of its total assets.  The Equity Fund intends to be virtually fully invested in equity securities at all times.  The Equity Fund will typically hold between 40 and 45 securities.

3.

Risk Factors

Investment in the Equity Fund is subject to nearly identical risks as investment in the Discretionary Equity Fund.  As with all equity funds, the Equity Fund, like the Discretionary Equity Fund, may expose shareholders to certain market risks.  These risks, including a sudden decline in a holding’s share price, an overall decline in the stock market or other circumstances affecting mutual funds could cause shareholders to lose money.  The Discretionary Equity Fund and the Equity Fund are subject to the following risks:

Discretionary Equity Fund	Investment/Market Risks

Equity Security Risk.  Equity securities generally increase or decrease in value based on the earnings of a company and on general industry and market conditions.  Equity securities markets may be volatile and are affected by economic growth and market conditions, interest rate levels and political events.

Investment Strategy Risk.  An investment strategy used by ICAP may fail to produce the intended result.

Risks of Using Options and Futures.  The use of options and futures also involves risks and special considerations which include, among others, correlation risk and liquidity risk.  Correlation risk is the risk that there might be imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged.  Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value.  Generally, exchange-traded contracts are very liquid because the exchange clearinghouse is the counterparty of every contract.  Over-the-counter transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Depositary Receipt Risk.  Investments in depositary receipts, such as ADRs, may entail the special risks of international investment, including currency exchange fluctuations, government regulations and the potential for political and economic instability.

Equity Fund	Investment/Market Risks

• Equity Security Risk (see above) • Investment Strategy Risk (see above) • Risks of Using Options and Futures (see above) • Depositary Receipt Risk (see above)

B.

COMPARISON FEE TABLE AND EXAMPLE

The following Summary of Fund Expenses shows the fees for the Discretionary Equity Fund and the Equity Fund based on the Funds’ current fees for the fiscal year ended December 31, 2004.

	Discretionary Equity Fund	Equity Fund	Equity Fund Pro Forma
SHAREHOLDER FEES (fees paid directly from your investment)
Redemption fee (as a percentage of the amount redeemed on shares held less than one month)(1)	None	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)(2)

Management fees	0.80%	0.80%	0.80%
Distribution and service (12b-1) fees	None	None	None
Other expenses	0.46%	0.07%	0.07%
Total Annual Fund Operating Expenses	1.26%	0.87%	0.87%

Less: Fee waiver/expense reimbursement by ICAP(3)	(0.46)%	(0.07)%	(0.07)%

Net expenses	0.80%	0.80%	0.80%

____________

(1)

A $15 fee will be deducted from your proceeds if you redeem shares by wire or request an overnight delivery of your redemption proceeds.

(2)

Operating expenses are deducted from fund assets before computing the daily share price or making distributions.  As a result, they do not appear on your account statement, but instead reduce your total return and distributions.  These expenses are expressed as a percentage of average net assets.

(3)

Pursuant to an expense cap agreement dated April 30, 1999, as amended May 1, 2005, between ICAP and the Funds, ICAP has agreed to waive its management fee and/or reimburse the Funds’ operating expenses to the extent necessary to ensure that the Funds’ total operating expenses do not exceed 0.80% of their average net assets.  The expense cap agreement will terminate on April 30, 2006, unless extended by the mutual agreement of the parties.

Example

The following Example is intended to help you compare the cost of investing in the Discretionary Equity Fund with the cost of investing in the Equity Fund.  The Example assumes that you invest $10,000 in the Funds for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that you have a 5% return each year, that the Funds’ total operating expenses remain the same each year, and that the expense caps discussed above will not continue beyond their current term, which expires April 30, 2006.  Please note that the one-year numbers are based on the Funds’ net expenses resulting from the expense cap agreement.  The three-, five- and ten-year numbers are based on the Funds’ expenses without any waivers or reimbursements.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:

	1 year	3 years	5 years	10 years
Discretionary Equity Fund	$82	$354	$647	$1,482
Equity Fund	$82	$271	$475	$1,066

C.

THE PROPOSAL

The following is a summary of key information concerning the proposed Reorganization.  Keep in mind that more detailed information appears in the Plan, a copy of which is attached to this Proxy Statement/Prospectus as Exhibit A, and in the prospectuses and statements of additional information incorporated by reference into this Proxy Statement/Prospectus.

1.

Summary of the Proposed Reorganization

Under the Plan, all the assets and scheduled liabilities of the Discretionary Equity Fund will be exchanged for shares of common stock of the Equity Fund, and the shares of the Equity Fund will be distributed to shareholders of the Discretionary Equity Fund.  The Plan provides for the distribution on the day following the valuation date, or on such other date as may be agreed upon by the Board, of full and fractional shares of the Equity Fund to shareholders of record of the Discretionary Equity Fund.  The Plan provides that the number of shares of the Equity Fund issued in exchange for shares of the Discretionary Equity Fund will have an aggregate net asset value equal to the net value of the assets of the Discretionary Equity Fund transferred pursuant to the Plan.  If the shareholders of the Discretionary Equity Fund approve the Reorganization, all of the assets and scheduled liabilities of the Discretionary Equity Fund will be assigned to and assumed by the Equity Fund.

Each shareholder of record holding shares of the Discretionary Equity Fund will receive shares of the Equity Fund equal in value to the Discretionary Equity Fund shares held immediately prior to the Reorganization.  The Equity Fund will record on its books shares of the Discretionary Equity Fund as evidence of ownership of Equity Fund shares by the shareholders of record of the Discretionary Equity Fund.  The Reorganization will not impact the current shareholders of the Equity Fund.

Upon completion of the Reorganization, the Corporation will take all necessary and proper steps to effect the complete termination of the Discretionary Equity Fund.

The Reorganization is subject to a number of conditions, including the receipt of certain legal opinions described in Section 7 of the Plan; the receipt of certain certificates from the parties concerning the continuing accuracy of the representations and warranties in the Plan and other matters; and the parties’ performance in all material respects of their respective agreements and undertakings in the Plan.

The Plan may be terminated prior to consummation of the transaction by a vote of a majority of the Board if (i) the conditions set forth in the Plan are not satisfied; or (ii) upon a determination by the Board that the consummation of the transaction contemplated therein is not in the best interests of either Fund.

In the event shareholders of the Discretionary Equity Fund do not approve the proposed Reorganization at the Meeting, or any adjournment thereof, the Board will re-evaluate its options regarding the Discretionary Equity Fund, including, without limitation, considering whether to continue or liquidate the Discretionary Equity Fund.

2.

Description of the Equity Fund’s Shares

The Equity Fund shares issued to the Discretionary Equity Fund’s shareholders pursuant to the Reorganization will be duly authorized, validly issued, fully paid and nonassessable when issued, and will be transferable without restriction and will have no preemptive or conversion rights.  The Equity Fund’s shares will be sold and redeemed based upon the net asset value of the Equity Fund shares next determined after receipt of the purchase or redemption request, as described in the Equity Fund’s Prospectus.

3.

Reasons for the Reorganization

The portfolio holdings, investment objective and investment strategy of the Discretionary Equity Fund and the Acquired Fund are almost identical, except as described on page 2.  Investment in the Equity Fund is also subject to nearly identical risks as investment in the Discretionary Equity Fund.  In addition, the purchase, distribution, redemption and other service arrangements of the Equity Fund are identical to the current arrangements of the Discretionary Equity Fund.  However, as a result of declining assets of the Discretionary Equity Fund in recent years, expense ratios for this Fund have been increasing during this time period.  Without significant asset growth from sales of shares of the Discretionary Equity Fund, the Fund’s expenses ratios are expected to increase even further.  Although the Fund’s investment adviser, Institutional Capital Corporation (the “Adviser”), has historically agreed to reimburse the Fund for its expenses, there is no guarantee that the Adviser will continue to do so.  Therefore, shareholder costs could significantly increase.

In determining whether to recommend approval of the proposed Reorganization to shareholders of the Discretionary Equity Fund, the Board considered a number of factors, including, but not limited to: (i) the Adviser’s current management of the assets of both Funds; (ii) the expenses and advisory fees applicable to the Discretionary Equity Fund and the Equity Fund before the Reorganization and the estimated expense ratios of the combined Funds after the Reorganization; (iii) the comparative investment performance of the Funds; (iv) the future growth and performance prospects of the Discretionary Equity Fund; (v) the similar portfolio holdings of the Funds; (vi) the terms and conditions of the Plan and whether the proposed Reorganization would result in dilution of Discretionary Equity Fund shareholder interests; (vii) the advantages of eliminating duplication of effort in marketing Funds having similar investment objectives and investment policies and practices, in addition to the economies of scale potentially realized through the combination of the two Funds; (viii) the compatibility of the Funds’ investment objectives, policies, risks and restrictions; and (ix) the anticipated tax consequences of the Reorganization.

Based upon its evaluation of all relevant information, the Board anticipates that the Reorganization would benefit Discretionary Equity Fund shareholders in the following ways:

-

Elimination of Separate Operations.  Consolidating the Funds should eliminate the duplication of services and expenses that currently exists as a result of their separate operations.  Consolidating the separate operations of the Discretionary Equity Fund with those of the Equity Fund should promote more efficient operations.

-

Benefits to the Fund Management Process.  The larger net asset size of the combined funds may result in reduced transaction costs or more favorable pricing.

The Board has determined that the Reorganization is in the best interests of shareholders of the Funds and that the interests of such shareholders will not be diluted as a result of the Reorganization.  However, shareholders of the Equity Fund subsequent to the Reorganization will hold a reduced percentage of ownership in the larger combined fund than he or she did in either of the separate Funds.

4.

Federal Income Tax Consequences

The following is a general summary of the material anticipated U.S. federal income tax consequences of the Reorganization.  The discussion is based upon the Internal Revenue Code of 1986, as amended (the “Code”), Treasury regulations, court decisions, published positions of the Internal Revenue Service (“IRS”) and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations (possibly with retroactive effect).  The discussion is limited to U.S. persons who hold shares of the Discretionary Equity Fund as capital assets for federal income tax purposes.  This summary does not address all of the federal income tax consequences that may be relevant to a particular shareholder or to shareholders who may be subject to special treatment under federal income tax laws.  No ruling has been or will be obtained from the IRS regarding any matter relating to the Reorganization.  No assurance can be given that the IRS would not assert a position contrary to any of the tax aspects described below.  Shareholders must consult their own tax advisers as to the federal income tax consequences of the Reorganization, as well as the effects of state, local and non-U.S. tax laws.

As noted above, the Discretionary Equity Fund will make a taxable distribution of undistributed capital gains and income to its shareholders immediately prior to the Reorganization.  However, at the time of the Reorganization, the Corporation, on behalf of the Discretionary Equity Fund and the Equity Fund, will receive an opinion of counsel, substantially to the effect that for federal income tax purposes:

-

the Reorganization will constitute a reorganization within the meaning of Section 368(a)(1) of the Code, and the Discretionary Equity Fund and the Equity Fund will each be party to a reorganization within the meaning of Section 368(b) of the Code;

-

no gain or loss will be recognized by either the Discretionary Equity or Equity Fund as a result of the Reorganization;

-

no gain or loss will be recognized by shareholders of the Discretionary Equity Fund upon the exchange of their shares of the Discretionary Equity Fund for those of the Equity Fund;

-

the aggregate tax basis of the Equity Fund shares received by a current shareholder will be the same as the aggregate tax basis of the shares of the Discretionary Equity Fund held immediately prior to the exchange;

-

the holding period of Equity Fund shares received by each Discretionary Equity Fund shareholder will include the holding period for the shares of common stock of Discretionary Equity Fund shares surrendered in exchange therefor, provided that such Discretionary Equity Fund shares were held as capital assets on the date of the exchange;

-

the Equity Fund will succeed to and take into account those tax attributes of the Discretionary Equity Fund that are described in Section 381(c) of the Code;

-

the aggregate tax basis of the assets of the Discretionary Equity Fund in the hands of the Equity Fund will be the same as the basis of such assets immediately prior to the transfer; and

-

the holding periods for the assets of the Discretionary Equity Fund in the hands of the Equity Fund will include the respective holding periods of such assets in the hands of the Discretionary Equity Fund immediately prior to the transfer thereof.

On or as soon as practicable prior to the Reorganization, the Discretionary Equity Fund also is required to distribute to shareholders any of the Discretionary Equity Fund’s undistributed capital gains or income in an amount derived pursuant to the formula described in Section 3.6 of the Plan.

5.

Comparison of Shareholder Rights

Set forth below is a comparison of the rights of shareholders of the Discretionary Equity Fund to the rights of shareholders of the Equity Fund.

Governing Law.  The Discretionary Equity Fund and Equity Fund are each a separate series of the Corporation, which is organized as a Maryland corporation.  The Corporation is authorized to issue 500,000,000 shares of common stock, with a par value of $0.01 per share, to be classified at the Board’s discretion.  The Corporation’s operations are governed by its Articles of Incorporation, By-Laws, and applicable Maryland law.

Shareholder Liability.  Under Maryland law, shareholders of the Funds do not have personal liability for corporate acts and obligations, except that a shareholder may be liable to the extent that (i) the dividends a shareholder receives exceed the amount which properly could have been paid under Maryland law, (ii) the consideration paid to a shareholder by the Maryland corporation for stock was paid in violation of Maryland law or (iii) a shareholder otherwise receives any distribution, payment or release which exceeds the amount which a shareholder could properly receive under Maryland law.

Board of Directors.  The Board has four directors, one of whom is an interested person as that term is defined under the 1940 Act.  For more information, refer to the May 1, 2005, Statements of Additional Information for the Funds, which are incorporated by reference into this Proxy Statement/Prospectus.

Classes.  The Discretionary Equity Fund and the Equity Fund may include more than one class of shares.  Currently, neither Fund has more than one class of shares.  The Corporation has reserved the right to create and issue additional classes.

6.

Capitalization

The capitalization of the Discretionary Equity Fund and the Equity Fund as of June 15, 2005 and the Equity Fund’s pro forma combined capitalization as of that date after giving effect to the proposed Reorganization are as follows:

(unaudited)	DISCRETIONARY EQUITY FUND	EQUITY FUND	EQUITY FUND PRO FORMA
Aggregate Net Assets	$9,242,851	$815,057,572	$824,300,423
Shares Outstanding	308,058	17,940,691	18,144,144
Net Asset Value Per Share	$30.00	$45.43	$45.43

II.

COMPARISON INFORMATION ABOUT THE EQUITY FUND AND THE DISCRETIONARY EQUITY FUND

A.

 INVESTMENT OBJECTIVE, STRATEGIES, AND RESTRICTIONS

The Equity Fund’s investment objectives, policies, strategies, and risks are similar to those of the Discretionary Equity Fund.  The following discussion is qualified in its entirety by the more extensive discussion set forth in the Prospectus of the Equity Fund dated May 1, 2005, which is incorporated by reference into this Proxy Statement/Prospectus.  A copy of the Equity Fund’s prospectus is included in this mailing.

1.

Investment Objective

The investment objective of both the Discretionary Equity Fund and the Equity Fund is to seek a superior total return with only a moderate degree of risk.  This investment objective is a fundamental investment policy that cannot be changed without the approval of a majority of a Fund’s outstanding voting securities.

2.

Investment Strategies

In selecting investments for the Equity Fund, the Adviser will employ a similar strategy as it used for the Discretionary Equity Fund.  Currently, the portfolios of the Funds have similar holdings, policies and investment characteristics, except that the Discretionary Equity Fund is authorized to invest up to 20% of its net assets in cash and cash equivalents for any purpose, including pending investment or reinvestment, and is authorized to invest up to 100% of its total assets in such instruments for temporary defensive purposes when market conditions warrant, whereas the Equity Fund is only permitted to invest in such instruments to meet anticipated redemption requests, to pay expenses and pending investment or reinvestment.

3.

Fundamental Investment Restrictions and Investment Limitations

Unless otherwise noted, the Funds have adopted and are subject to identical fundamental investment limitations.  The following are the fundamental investment policies applicable to each Fund that cannot be changed without the approval of a majority of a Fund’s outstanding voting securities.  As used herein, a “majority of the Fund’s outstanding voting securities” means the lesser of (i) 67% of the shares of common stock of a Fund represented at a meeting at which more than 50% of the outstanding shares are present or (ii) more than 50% of the outstanding shares of common stock of a Fund.

Neither Fund may:

1.  With respect to 75% of its total assets, purchase securities of any issuer (except securities issued or guaranteed by the U.S. government or any agency or instrumentality thereof) if, as a result, (i) more than 5% of a Fund’s total assets would be invested in the securities of that issuer or (ii) a Fund would hold more than 10% of the outstanding voting securities of that issuer.

2.  Borrow money, except that a Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) and (ii) make other investments or engage in other transactions permissible under the 1940 Act which may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of a Fund’s total assets (including the amount borrowed), less a Fund’s liabilities (other than borrowings).

3.  Act as an underwriter of another issuer’s securities, except to the extent that either Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “Securities Act”), in connection with the purchase and sale of portfolio securities.

4.  Make loans to other persons, except through (i) the purchase of debt securities permissible under a Fund’s investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by a Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of a Fund’s total assets.

5.  Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling options, futures contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

6.  Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit a Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

7.  Issue senior securities, except as permitted under the 1940 Act.

8.  Purchase the securities of any issuer if, as a result, more than 25% of a Fund’s total assets would be invested in the securities of issuers whose principal business activities are in the same industry.

With the exception of the investment restriction set out in item 2 above, if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction.

B.

DISTRIBUTION

The Funds are self-distributing.

C.

PURCHASE AND REDEMPTION PROCEDURES

The Funds have identical purchase and redemption procedures.

1.

Purchasing Information

PLEASE NOTE:  The Discretionary Equity Fund is now closed to new purchases, exchanges and additional investments.

Shareholders of the Funds may pay for shares by check or wire.  Shareholders may also use the Automatic Investment Plan or the exchange privilege.  Shares may also be purchased in kind, subject to approval by the Adviser.  The share price will be a Fund’s net asset value (“NAV”) next computed after the time the Transfer Agent receives a purchase order in proper form.  The Transfer Agent must receive the purchase order in proper form by 4:00 p.m., Eastern Time (or by the close of the New York Stock Exchange (the “NYSE”)) for the purchase to be effected on that day.  A confirmation indicating the details of each purchase transaction will be sent promptly to the shareholders.  The Funds reserve the right to reject any purchase request.  Additional details on purchasing a Fund’s shares are provided in each Fund’s prospectus.

Minimum Investments

To invest or add to an account with the Equity Funds, a prospective shareholder or shareholder must invest at least the minimum amount, as indicated below:

Investment Minimums	Discretionary Equity Fund and Equity Fund
THE MINIMUM INITIAL INVESTMENTS ARE:
Regular (New Investor)	$1,000

ADDITIONAL INVESTMENT
Regular Accounts	$1,000

The Funds may change or waive these minimums at any time; shareholders will be given at least 30 days’ notice of any increase in the minimum dollar amount of purchases.  Shareholders may purchase shares on any day that the NYSE is open for business by placing orders with the Funds.

2.

Redemption Information

Shareholders may sell (redeem) all or a portion of their shares at any time.  The share price will be a Fund’s NAV next computed after the time the Transfer Agent receives a redemption request in proper form.  The Transfer Agent must receive the redemption request in proper form by 4:00 p.m., Eastern Time (or by the close of the NYSE) for the redemption request to be effected on that day.  A Fund normally will mail or wire redemption proceeds per shareholder instructions the next business day and, in any event, no later than seven business days after receipt by the Transfer Agent of a redemption request in proper form.  Redemptions may be made by written or telephone request as described below.  Shareholders may also redeem shares using the Systematic Withdrawal Plan (“SWP”) or the exchange privilege.  Shares may also be redeemed in kind, subject to ICAP’s approval and if determined to be in the best interests of all shareholders of a Fund.  A confirmation indicating the details of each redemption transaction will be sent promptly.  Additional details regarding redemptions are contained in each Fund’s prospectus.

D.

SERVICE PROVIDERS

The Funds’ investment adviser is Institutional Capital Corporation, 225 West Wacker Drive, Suite 2400, Chicago, Illinois 60606-1229.  UMB Fund Services, Inc., 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233-2301, serves as the Funds’ administrator and fund accountant.  UMB Fund Services, Inc., P.O. Box 2160, Milwaukee, Wisconsin 53201-2160 serves as the Funds’ dividend-disbursing and transfer agent.  UMB Bank, n.a., 928 Grand Boulevard, Kansas City, Missouri  64106, serves as the custodian for the portfolio securities, cash and other assets of the Funds.  Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, serves as the Funds’ independent registered public accounting firm and audits the financial statements and the financial highlights of the Funds.  Godfrey & Kahn, S.C., 780 North Water Street, Milwaukee, Wisconsin 53202-3590, serves as the Funds’ legal counsel.

III.

VOTING INFORMATION

A.

REQUIRED VOTE

In order to transact business at the Meeting, a quorum of shareholders must be present.  Under the Corporation’s By-Laws, a quorum is constituted by the presence, in person or by proxy, of one-third of the issued and outstanding shares of the Discretionary Equity Fund entitled to vote at the Meeting.  All proxies voted, including abstentions and broker non-votes (where the underlying holder has not voted and the broker does not have discretionary authority to vote the shares), will be counted toward establishing a quorum and, therefore, have the same effect as votes against the Reorganization.  If a quorum of Discretionary Equity Fund shareholders is present at the Meeting, the affirmative vote of a majority of the Discretionary Equity Fund’s shares outstanding and entitled to vote is required in order to approve the proposed Reorganization.

B.

GENERAL

If a quorum of Discretionary Equity Fund shareholders is present at the Meeting, all shares represented by each properly signed proxy received before the meeting will be voted at the Meeting.  If a shareholder specifies how the proxy is to be voted on any business properly to come before the Meeting, it will be voted in accordance with instruction given.  If no choice is indicated on the proxy, it will be voted “FOR” approval of the Reorganization.  If any other matters come before the Meeting, proxies will be voted by the persons named as proxies in accordance with their best judgment.

If a quorum of Discretionary Equity Fund shareholders is not present at the Meeting, or if a quorum is present but sufficient votes to approve the proposal described in this Proxy Statement/Prospectus are not received, the persons named as proxies may, but are under no obligation to, propose one or more adjournments of the Meeting of the Discretionary Equity Fund to permit further solicitation of proxies.  Any business that might have been transacted at the Meeting may be transacted at any such adjourned session(s) at which a quorum is present.  The Meeting may be adjourned from time to time by a majority of the votes of the Discretionary Equity Fund properly cast upon the question of adjourning the Meeting to another date and time, whether or not a quorum is present, and the Meeting may be held as adjourned without further notice.  The persons named in the proxy will vote in favor of such adjournment those shares that they are entitled to vote if such adjournment is necessary to obtain a quorum or to obtain a favorable vote on the proposal.  The persons named in the proxy will vote against adjournment those shares that they are entitled to vote if the shareholder proxies instruct persons to vote against the proposal.

If shareholders of the Discretionary Equity Fund do not approve the Reorganization, the Discretionary Equity Fund will continue to operate as a separate series of the Corporation, or the Board may take any further action as it deems to be in the best interest of the Discretionary Equity Fund and its shareholders, including liquidation, subject to approval by the shareholders of the Discretionary Equity Fund if required by applicable law.  Abstentions and broker non-votes do not constitute a vote “FOR” and effectively result in a vote “AGAINST.”

C.

APPROVAL OF ARTICLES OF AMENDMENT

In connection with the Reorganization, effective as of the closing date, the Corporation will amend its charter (by filing Articles of Amendment with the State Department of Assessments and Taxation of Maryland, a copy of which is attached as Exhibit B) to:  (a) reclassify all of the issued and outstanding shares of the Discretionary Equity Fund into such number of issued and outstanding shares of the Equity Fund as is determined in the manner described above on the closing date and (b) reclassify all of the authorized but unissued shares of the Discretionary Equity Fund into authorized but unissued shares of the Equity Fund.  A vote in favor of the proposal is deemed to be a vote in favor of the Articles of Amendment.

D.

METHOD AND COST OF SOLICITATION

The Discretionary Equity Fund expects that the solicitation of proxies will be primarily by mail.  The solicitation may also include oral communications by certain employees of the Adviser or its agent, who will not be paid for these services.  The Discretionary Equity Fund has retained ADP Investor Communications Services, Inc., a proxy solicitation firm, to assist with any necessary solicitation of proxies at a cost of approximately $5,000.

The Adviser will pay the expenses of the Reorganization.  The Corporation believes that shareholders of the Equity Fund will benefit from the Reorganization due to anticipated decreases in operating expenses of the Equity Fund and the Adviser will benefit from operational efficiencies of the combined funds.  Expenses incurred in connection with the Reorganization include, but are not limited to: all costs related to the preparation and distribution of materials distributed to the Board; all expenses incurred in connection with the preparation of the Agreement and the Proxy Statement/Prospectus; SEC and state securities commission filing fees and legal and audit fees in connection with the Reorganization; the costs of printing and distributing this Proxy Statement/Prospectus; fund transfer taxes (if any); and any similar expenses incurred in connection with the Reorganization.  Any expenses of shareholders arising out of or in connection with the Reorganization will not be paid by the Discretionary Equity Fund, the Equity Fund or the Adviser.

E.

RIGHT OF REVOCATION

Any shareholder giving a proxy may revoke it before it is exercised at the Meeting, either by providing written notice to the Corporation, by submission of a later-dated, duly executed proxy or by voting in person at the Meeting.  A prior proxy can also be revoked.  If not so revoked, the votes will be cast at the Meeting, and any postponements or adjournments thereof.  Attendance by a shareholder at the Meeting does not, by itself, revoke a proxy.

F.

APPRAISAL RIGHTS

If the Reorganization is approved, shareholders of the Discretionary Equity Fund will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of appraisal rights is subject to the forward pricing requirements of Rule 22c-1 under the Investment Company Act, which supercedes state law.  Shareholders, however, have the right to redeem their fund shares at net asset value until the closing date.  After the Reorganization, shareholders will hold shares of the Equity Fund, which may also be redeemed at net asset value subject to the imposition of redemption fees (if any).

G.

VOTING SECURITIES AND PRINCIPAL HOLDERS

Shareholders of the Discretionary Equity Fund at the close of business on May 31, 2005 (the “Record Date”) will be entitled to be present and vote at the Meeting.  As of that date, 308,058 shares of the Discretionary Equity Fund were outstanding and entitled to vote.

Any person that beneficially owns more than 25% of the outstanding shares of the Discretionary Equity Fund or of the Corporation may be considered a “controlling person” of the Discretionary Equity Fund or of the Corporation.  Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of the Corporation.  As of the Record Date, the following persons owned of record or are known by the Discretionary Equity Fund to own beneficially 5% or more of the outstanding shares of the Discretionary Equity Fund:

Name and Address	Number of Shares	Percentage of Fund

Abner Ragins	36,991.700	12.01%
225 West Wacker Drive, Suite 2400
Chicago, Illinois 60606

Jerrold K. Senser	24,618.530	7.99%
225 West Wacker Drive, Suite 2400
Chicago, Illinois 60606

Ari Glezer and Maggie Glezer	22,501.305	7.30%
225 West Wacker Drive, Suite 2400
Chicago, Illinois 60606

Evelyn D. Niemann	22,366.161	7.26%
FBO Evelyn D. Niemann Trust
P.O. Box 1046
Gualala, California 95445

Union Bank Trust Nominee	21,950.924	7.13%
FBO Diocese of Orange Trust
P.O. Box 85484
San Diego, California 92186

Carolyn F. Katz	20,380.713	6.62%
225 West Wacker Drive, Suite 2400
Chicago, Illinois 60606

Alan Schulman	15,570.401	5.05%
P.O. Box 7057
Rancho Santa Fe, California 92067

Bank of America Cust.	15,583.890	5.04%
City of San Diego, Los Penasquitos Fund
P.O. Box 831575
Dallas, Texas 75283-1575

As of the Record Date, officers and directors of the Discretionary Equity Fund beneficially owned less than 1% of the Discretionary Equity Fund’s then outstanding shares.

IV.

FURTHER INFORMATION ABOUT THE DISCRETIONARY EQUITY FUND AND THE EQUITY FUND

Further information about the Discretionary Equity Fund is contained in the following documents:

•

Prospectus for the Discretionary Equity Fund dated May 1, 2005.

•

Statement of Additional Information for the Discretionary Equity Fund also dated May 1, 2005.

A copy of the Equity Fund’s Prospectus is provided with this Prospectus/Proxy Statement.  Shareholders may obtain a copy of the Statement of Additional Information and annual and semi-annual reports relating to the Funds free of charge, by writing to ICAP Funds, Inc., P.O. Box 2160, Milwaukee, Wisconsin 53201, or by calling 1-888-221-4227.

The Funds are subject to the requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, file reports, proxy material, and other information with the SEC.  These documents can be inspected and copied at the public reference facilities maintained by the SEC in Washington, D.C., at 450 Fifth Street, N.W., Washington, D.C. 20549.  Copies of such materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549 at prescribed rates.  The SEC also maintains a web site at http://www.sec.gov that contains the Prospectus and Statement of Additional Information for the Discretionary Equity Fund, as well as the Prospectus and Statement of Additional Information for the Equity Fund, materials that are incorporated by reference into their Prospectuses and Statements of Additional Information, and other information.

V.

MISCELLANEOUS ISSUES

A.

OTHER BUSINESS

The Board knows of no other business to be brought before the Meeting.  If any other matters come before the Meeting, the Board intends that proxies that do not contain specific restrictions to the contrary will be voted on those matters in accordance with the judgment of the persons named in the enclosed form of proxy.

B.

NEXT MEETING OF SHAREHOLDERS

The Discretionary Equity Fund is not required and does not intend to hold annual or other periodic meetings of shareholders except as required by the 1940 Act.  By observing this policy, the Discretionary Equity Fund seeks to avoid the expenses customarily incurred in the preparation of proxy material and the holding of shareholder meetings, as well as the related expenditure of staff time.  If the Reorganization is not completed, the next meeting of the shareholders of the Discretionary Equity Fund will be held at such time as the Board may determine or at such time as may be legally required.  Any shareholder proposal intended to be presented at such meeting must be received by the Corporation at its office at a reasonable time before the Corporation begins to print and mail its proxy, as determined by the Board, to be included in the Discretionary Equity Fund’s proxy statement and form of proxy relating to that meeting, and must satisfy all other legal requirements.

C.

EXPERTS

The Funds’ 2005 Annual Report to Shareholders, which is incorporated herein by reference, contains the Discretionary Equity Fund’s financial statements for the year ended December 31, 2004.  The financial statements have been audited by Ernst & Young LLP, an independent registered public accounting firm, and have been so incorporated in reliance upon the reports of such firm given their authority as experts in accounting and auditing.

By Order of the Board of Directors of ICAP Funds, Inc.

/s/ Pamela H. Conroy

Pamela H. Conroy, Secretary

June 29, 2005

EXHIBIT A

PLAN OF REORGANIZATION

THIS PLAN OF REORGANIZATION (the “Plan”) is adopted as of this 19th day of May, 2005, by ICAP Funds, Inc., a Maryland corporation (the “Corporation”), on behalf of the ICAP Discretionary Equity Fund (the “Acquired Fund”) and the ICAP Equity Fund (the “Acquiring Fund”), both series of the Corporation.  Together, the Acquired Fund and the Acquiring Fund are referred to as the “Funds.”

This Plan is intended to be and is adopted as a plan of reorganization and liquidation for the Acquired Fund within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).  The reorganization (the “Reorganization”) will consist of (a) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for shares of common stock, par value $.01 per share, of the Acquiring Fund (the “Acquiring Fund Shares”), (b) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund and (c) the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in redemption of shares of capital stock, par value $.01 per share, of the Acquired Fund (“Acquired Fund Shares”) according to their respective interests in complete liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Plan.

In order to consummate the Plan, the following actions shall be taken by the Corporation on behalf of the Acquired Fund and the Acquiring Fund:

1.

TRANSFER OF ASSETS, ISSUANCE OF ACQUIRING FUND SHARES AND LIQUIDATION OF THE ACQUIRED FUND

1.1

Subject to the terms and conditions of this Plan, at the closing provided for in paragraph 3.1 (the “Closing”), the Acquired Fund shall assign, transfer and convey the Acquired Fund Assets (as defined in paragraph 1.2) to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall:  (a) assume the Acquired Fund Liabilities (as defined in paragraph 1.3), and (b) deliver to the Acquired Fund that number of full and fractional Acquiring Fund Shares determined as set forth in paragraph 2.4.

1.2

The assets of the Acquired Fund to be acquired by the Acquiring Fund (the “Acquired Fund Assets”) shall consist of all property and assets of every kind and nature of the Acquired Fund, including, without limitation, all cash, cash equivalents, portfolio securities, receivables (including interest and dividend receivables), claims or rights of action, rights to register shares under applicable securities laws, books and records, any deferred or prepaid expenses and all other property, rights and assets owned by the Acquired Fund and shown as an asset on the Acquired Fund’s books as of the Valuation Time (as defined in paragraph 2.1).

1.3

The liabilities of the Acquired Fund to be assumed by the Acquiring Fund (the “Acquired Fund Liabilities”) shall consist of all of the Acquired Fund’s liabilities, debts, obligations and duties of whatever kind or nature, and whether absolute, accrued, contingent or otherwise.

1.4

Immediately after the transfer of Acquired Fund Assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund’s shareholders of record, determined as of the Valuation Time (the “Acquired Fund Shareholders”), on a pro rata basis, the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1 and will completely liquidate.  Such distribution will be accomplished by UMB Fund Services, Inc. (“UMBFS”), in its capacity as transfer agent for the Acquiring Fund, opening accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders and transferring to each such Acquired Fund Shareholder account the pro rata number of Acquiring Fund Shares due each such Acquired Fund Shareholder from the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund.  All issued and outstanding shares of the Acquired Fund will be deemed redeemed and will simultaneously be cancelled on the books of the Acquired Fund.  Acquiring Fund Shares will be issued in the manner described in the Acquiring Fund’s then current prospectus and statement of additional information; the Acquiring Fund, however, will not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5

As soon as practicable after the distribution and liquidation described in paragraph 1.4, the Acquired Fund shall take all steps necessary to wind up its affairs so as to effect its dissolution and to have its existence terminated in accordance with Maryland law and other applicable requirements.

2.

VALUATION

2.1

The value of the Acquired Fund Assets to be acquired and the Acquired Fund Liabilities to be assumed by the Acquiring Fund shall be computed as of the close of regular trading on The New York Stock Exchange, Inc. (the “NYSE”) on the Closing Date (the “Valuation Time”) after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures set forth in the Acquired Fund’s then-current prospectus or statement of additional information.

2.2

The net asset value of the Acquiring Fund shall be the net asset value per share computed as of the Valuation Time using the valuation procedures set forth in the Acquiring Fund’s then-current prospectus or statement of additional information.

2.3

The share transfer books of the Acquired Fund will be permanently closed at the Valuation Time and only redemption requests made by shareholders of the Acquired Fund pursuant to Section 22(e) of the Investment Company Act of 1940, as amended (the “1940 Act”), received in proper form on or prior to the Valuation Time shall be fulfilled by the Acquired Fund; redemption requests received by the Acquired Fund after that time shall be treated as requests for the redemption of the shares of the Acquiring Fund to be distributed to the shareholder in question as provided in paragraph 1.4.

2.4

The number of Acquiring Fund Shares to be issued (including fractional shares, if any) to the Acquired Fund shall be determined by dividing the value of the Acquired Fund Assets, less the Acquired Fund Liabilities, determined in accordance with paragraph 2.1, by the net asset value of one Acquiring Fund Share, determined in accordance with paragraph 2.2.

2.5

All computations of value hereunder shall be made by or under the direction of UMBFS in accordance with its regular practice and the requirements of the 1940 Act.

3.

CLOSING AND CLOSING DATE

3.1

The Closing shall occur on August 12, 2005, or such other date as the Corporation shall designate (the “Closing Date”).  All acts taking place at the Closing shall be deemed to take place simultaneously as of 3:00 p.m. (Central Time) on the Closing Date, unless otherwise determined by the Corporation.  The Closing shall be held at the offices of the Corporation.

3.2

In the event that immediately prior to the Valuation Time, (a) the NYSE or another primary trading market for portfolio securities of the Acquired Fund is closed to trading, or trading thereon is restricted, or (b) trading or reporting of trading on the NYSE or elsewhere is disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.3

The Acquired Fund, or its accounting agent, shall deliver to the Acquiring Fund at the Closing a list of the Acquired Fund Assets and an unaudited statement of assets and liabilities prepared in conformity with generally accepted accounting principles (“GAAP”) (including an itemized list of the Acquired Fund Liabilities reflected thereon), all of which shall be certified by the Acquired Fund’s treasurer.

3.4

The Acquired Fund shall cause its custodian to deliver at the Closing a certificate of an authorized officer stating that (a) the Acquired Fund Assets shall have been delivered in proper form to UMB Bank, n.a. (“UMB”), custodian for the Acquiring Fund, prior to or on the Closing Date, and (b) all necessary taxes in connection with the delivery of the Acquired Fund Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund shall cause its portfolio securities represented by a certificate or other written instrument to be presented to UMB for examination no later than five (5) business days preceding the Closing Date and transferred and delivered to UMB as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  The Acquired Fund’s portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the 1940 Act, shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and UMB.  The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.5

The Acquired Fund shall cause UMBFS to deliver at the Closing a list of the names, addresses and taxpayer identification numbers of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Acquired Fund Shares owned by each such shareholder as of the Valuation Time (after giving effect to the payment, and any reinvestment, of dividends described in paragraph 3.6).  The Acquiring Fund shall cause UMBFS to deliver at the Closing a certificate as to the opening of accounts in the Acquired Fund Shareholders’ names on the Acquiring Fund’s share transfer books.  The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Acquired Fund or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund.

3.6

On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed an amount which: (a) is equal to at least the sum of its net capital gain (within the meaning of Section 852(b)(3) of the Code), offset by any capital loss carry forward allowed pursuant to Section 1212 of the Code, and 90% of its investment company taxable income (determined under Section 852(b)(2) of the Code, but without regard to Section 852(b)(2)(D) of the Code) for such taxable year; and (b) is sufficient to avoid any excise tax on the Acquired Fund under Section 4982 of the Code for the calendar year in which the Closing Date occurs.

3.7

Any reporting responsibility of the Acquired Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

3.8

All books and records of the Acquired Fund, including all books and records required to be maintained under the 1940 Act, and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and copies of all such books and records shall be turned over to the Acquiring Fund or its agents as soon as practicable following the Closing Date.

4.

REPRESENTATIONS AND WARRANTIES OF THE ACQUIRED FUND

The Corporation, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

4.1

The Acquired Fund is a series of the Corporation, a corporation organized, validly existing and in good standing under the laws of the State of Maryland.  The Acquired Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as it is now being conducted and to carry out the Plan.  The Acquired Fund is a separate series of the Corporation duly established and designated in accordance with the applicable provisions of the Corporation’s Articles of Incorporation.

4.2

The Acquired Fund currently complies in all material respects with, and over the last three fiscal years has complied in all material respects with, the requirements of, and the rules and regulations under, the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended (the “1934 Act”), state “Blue Sky” laws and all other applicable federal and state laws and regulations.

4.3

The Corporation is registered with the Commission as an open-end management investment company under the 1940 Act.  Such registration has not been revoked or rescinded and is in full force and effect and the Acquired Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder.

4.4

No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein.

4.5

The Corporation, on behalf of the Acquired Fund, is not a party to or obligated under any provision of the Corporation’s Articles of Incorporation or By-Laws or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution, delivery and performance of this Plan.

4.6

Except as otherwise designated in writing and accepted by the Acquiring Fund, all material contracts and other commitments of or applicable to the Acquired Fund (other than this Plan and investment contracts) will be terminated, or provision for discharge of any liabilities of the Acquired Fund thereunder will be made, at or prior to the Closing Date, without the Acquired Fund or the Acquiring Fund incurring any liability or penalty with respect thereto.

4.7

No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquired Fund’s knowledge, threatened against the Acquired Fund or any properties or assets held by it.  The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

4.8

The Statements of Assets and Liabilities, Operations, and Changes in Net Assets and the Financial Highlights of the Acquired Fund at and for the fiscal year ended December 31, 2004, have been audited by Ernst & Young LLP, independent registered public accounting firm.  Such statements have been prepared in accordance with GAAP consistently applied, and present fairly, in all material respects, the financial position of the Acquired Fund as of such dates and the results of its operations and changes in net assets for the periods described therein, and there are no known liabilities of the Acquired Fund as of such dates not disclosed therein.

4.9

Since December 31, 2004, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by the Acquiring Fund.  For purposes of this paragraph 4.9, neither a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s Fund nor a decrease in the Acquired Fund’s size due to redemptions shall be deemed to constitute a material adverse change.

4.10

All federal and other tax returns and reports of the Acquired Fund required by law to have been filed (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provisions shall have been made for the payment thereof, and, to the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

4.11

For each taxable year of its operation (including the period ending on the Closing Date), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code.  The Acquired Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Acquired Fund to fail to qualify as a regulated investment company under the Code.

4.12

All issued and outstanding shares of the Acquired Fund (a) have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; (b) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and not subject to preemptive or dissenter’s rights; and (c) will be held of record at the time of the Closing by the persons and in the amounts set forth in the records of the Acquired Fund’s transfer agent, as provided in paragraph 3.5.  The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund Shares, nor is there outstanding any security convertible into any of the Acquired Fund Shares.

4.13

On the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund Assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power and authority to sell, assign, transfer and deliver such Acquired Fund Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Acquired Fund Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, other than such restrictions as might arise under the 1933 Act.  No financing statement covering all or any portion of the Acquired Fund Assets and naming the Acquired Fund as debtor have been filed in any public office, and the Acquired Fund has not signed any financing statement or security agreement as debtor or borrower which covers all or any portion of the Acquired Fund Assets.

4.14

The execution, delivery and performance of this Plan have been duly authorized by all necessary action on the part of the Board of Directors, and this Plan constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

4.15

The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

5.

REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND

The Corporation, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

5.1

The Acquiring Fund is a series of the Corporation, a corporation organized, validly existing and in good standing under the laws of the State of Maryland.  The Acquiring Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as it is now being conducted and to carry out the Plan.  The Acquiring Fund is a separate series of the Corporation duly established and designated in accordance with the applicable provisions of the Corporation’s Articles of Incorporation.

5.2

The Acquiring Fund currently complies in all material respects with, and over the last three fiscal years, has complied in all material respects with, the requirements of, and the rules and regulations under, the 1933 Act, the 1934 Act, state “Blue Sky” laws and all other applicable federal and state laws and regulations.

5.3

The Corporation is registered with the Commission as an open-end management investment company under the 1940 Act.  Such registration has not been revoked or rescinded and is in full force and effect and, as of the Closing Date, the Acquiring Fund will be in compliance in all material respects with the 1940 Act and the rules and regulations thereunder.

5.4

No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained or will be obtained prior to Closing under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws.

5.5

The Corporation, on behalf of Acquiring Fund, is not a party to or obligated under any provision of the Corporation’s Articles of Incorporation or By-Laws or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution, delivery and performance of this Plan.

5.6

No material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund or any properties or assets held by it.  The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business and it is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects such business or its ability to consummate the transactions herein contemplated.

5.7

Since December 31, 2004, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by it of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by the Acquired Fund.  For purposes of this paragraph 5.7, neither a decline in net asset value per share due to declines in market values of securities in the Acquiring Fund nor a decrease in the Acquiring Fund’s size due to redemptions shall be deemed to constitute a material adverse change.

5.8

All federal and other tax returns and reports of the Acquiring Fund required by law to have been filed (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provisions shall have been made for the payment thereof, and, to the Acquiring Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns.

5.9

For each taxable year of its operation (including the period ending on the Closing Date), the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code.  To its knowledge, the Acquiring Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Acquiring Fund to fail to qualify as a regulated investment company under the Code.

5.10

The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Plan will, at the Closing Date, (a) have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, and (b) have been duly authorized and, when so issued and delivered, will be duly and validly issued and outstanding Acquiring Fund Shares, and will be fully paid and non-assessable under Maryland law.  The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund Shares, nor is there outstanding any security convertible into any of the Acquiring Fund Shares.

5.11

The execution, delivery and performance of this Plan have been duly authorized by all necessary action on the part of the Board of Directors of the Corporation and this Plan constitutes a valid and binding obligation of the Corporation, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

6.

COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

6.1

The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Plan.

6.2

The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

6.3

Subject to the provisions of this Plan, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, and/or advisable to consummate and make effective the transactions contemplated by this Plan.

6.4

As soon as reasonably practicable after the Closing, the Acquired Fund shall make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

6.5

It is the intention of the Corporation that the transaction will qualify as a reorganization within the meaning of Section 368(a) of the Code.  Neither the Corporation, the Acquiring Fund, nor the Acquired Fund shall take any action, or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code.  At or prior to the Closing Date, the Corporation, on behalf of the Funds, will take such action, or cause such action to be taken, as is reasonably necessary to enable Godfrey & Kahn, S.C. to render the tax opinion contemplated herein by paragraph 7.4.

6.6

The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as may be necessary in order to continue its operations after the Closing Date and to consummate the transactions contemplated herein.

6.7

Following the transfer of the Acquired Fund Assets by the Acquired Fund to the Acquiring Fund and the assumption of the Acquired Fund Liabilities in exchange for the Acquiring Fund Shares as contemplated herein, the Acquired Fund will file any final regulatory reports with respect to the Acquired Fund after the Closing Date but prior to the date of any applicable statutory or regulatory deadlines and also will take all other steps as are necessary and proper to effect the termination of the Acquired Fund in accordance with the laws of the State of Maryland and other applicable requirements.

6.8

The Corporation, on behalf of the Funds, shall have performed all of the covenants and complied with all of the provisions required by this Plan to be performed or complied with by them on or before the Closing Date.

7.

CONDITIONS PRECEDENT TO BE FULFILLED ON BEHALF OF THE FUNDS

The consummation of the Plan with respect to the Acquired Fund and the Acquiring Fund shall be subject to the following conditions:

7.1

All representations and warranties of the Corporation, on behalf of the Funds, contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.  The Corporation on behalf of the Funds shall have duly performed and complied in all material respects with all agreements, covenants and conditions required by the Plan to be performed or complied with by it prior to or on the Closing Date.  The Corporation shall execute a certificate executed in its name by an authorized officer dated as of the Closing Date to the foregoing effect.

7.2

On the Closing Date, no action, suit or other proceeding shall be pending or, to the knowledge of the Corporation, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Plan or the transactions contemplated herein.

7.3

All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Corporation to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not have a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund.

7.4

The Corporation shall have received an opinion of Godfrey & Kahn, S.C. addressed to each of the Acquiring Fund and the Acquired Fund, dated the Closing Date, to the effect that, on the basis of existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:

(a)

the Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(b)

no gain or loss will be recognized by the Acquired Fund or the Acquiring Fund as a result thereof;

(c)

no gain or loss will be recognized by the Acquired Fund Shareholders upon the exchange of their shares of the Acquired Fund for the Acquiring Fund Shares in connection therewith;

(d)

the aggregate tax basis of the Acquiring Fund Shares received by a current shareholder of the Acquired Fund in such exchange will be the same as the aggregate tax basis of the shares of the Acquired Fund given up in such exchange;

(e)

the holding period for the Acquiring Fund Shares received by each Acquired Fund Shareholder in such exchange will include the holding period during which the Acquired Fund Shares exchanged therefor were held by such shareholder, provided such Acquired Fund Shares were held as capital assets by such shareholder at the time of the exchange;

(f)

the Acquiring Fund will succeed to and take into account those tax attributes of the Acquired Fund that are described in Section 381(c) of the Code;

(g)

the aggregate tax basis of the assets of the Acquired Fund in the hands of the Acquiring Fund will be the same as the basis of such assets immediately prior to the transfer thereof; and

(h)

the holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the respective holding periods of such assets in the hands of the Acquired Fund immediately prior to the transfer thereof.

The delivery of such opinion is conditioned upon receipt by Godfrey & Kahn, S.C. of such representations as it shall reasonably request of each of the Acquiring Fund and the Acquired Fund.

7.5

All approvals, registrations and exemptions under federal and state laws considered to be necessary by the Corporation shall have been obtained.

7.6

The Corporation shall have approved the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.4.

8.

AMENDMENTS, WAIVERS AND TERMINATION; NON-SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS; GOVERNING LAW

8.1

This Plan may be amended, modified or supplemented in writing at any time by the Corporation, subject to any required approval of the Board of Directors of the Funds.

8.2

This Plan may be terminated and the transactions contemplated hereby may be abandoned at any time prior to the Closing Date, or the Closing Date may be postponed by the Corporation on behalf of a Fund, by resolution of the Board of Directors if circumstances develop that, in the opinion of the Board, make proceeding with the Plan inadvisable.

8.3

Except as specified in the next sentence set forth in this paragraph, the representations, warranties or covenants contained in this Plan or in any document delivered pursuant hereto or in connection herewith shall not survive the Reorganization.  The covenants to be performed after the Closing shall survive the Closing.

8.4

This Plan shall be governed by and construed in accordance with the laws of the State of Maryland, without giving effect to principles of conflicts of laws.

9.

EXPENSES

9.1

Institutional Capital Corporation shall pay all fees and expenses incurred in connection with the Reorganization, except as set forth in this paragraph.  The Acquired Fund Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization.

9.2

The Corporation represents and warrants that there are no business brokers or finders or other entities entitled to receive any payments in connection with the transactions provided for herein.

10.

NOTICES

Any notice, report, statement or demand required or permitted by any provision of this Plan shall be in writing and shall be delivered by personal delivery, commercial delivery service or registered or certified mail, return receipt requested, and addressed as follows:

To:

Godfrey & Kahn, S.C.

Attention:  Carol A. Gehl

780 North Water Street

Milwaukee, Wisconsin 53202

With a copy to:

ICAP Funds, Inc.

Attn:  Pamela H. Conroy

225 West Wacker Drive, Suite 2400

Chicago, Illinois 60606

IN WITNESS WHEREOF, ICAP Funds, Inc. on behalf of the ICAP Discretionary Equity Fund and the ICAP Equity Fund has executed this Plan by a duly authorized officer as of the date set forth above.

ICAP FUNDS, INC.

(on behalf of the ICAP Discretionary Equity Fund
and the ICAP Equity Fund)

Attest:

By:                                                                                       By:

Name:

Title:

EXHIBIT B

FORM OF

ARTICLES OF AMENDMENT

ICAP FUNDS, INC., a Maryland corporation having its principal office in the State of Maryland in Baltimore City, Maryland (hereinafter called the “Corporation”), hereby certifies to the State Department of Assessments and Taxation of Maryland that:

FIRST:

The charter of the Corporation is hereby amended by reclassifying all of the shares of Common Stock of its ICAP Discretionary Equity Fund series (“Discretionary Equity Fund”) as shares of Common Stock of its ICAP Equity Fund series (“Equity Fund”), on the terms set forth herein.

SECOND:

Upon effectiveness of these Articles of Amendment:

(a)

All of the assets and liabilities belonging to the Discretionary Equity Fund shall be assigned, transferred and conveyed to the Equity Fund and shall thereupon become assets and liabilities belonging to the Equity Fund.

(b)

Each of the issued and outstanding shares (and fractions thereof) of the Discretionary Equity Fund will automatically be reclassified as full and fractional issued and outstanding shares of the Equity Fund in such number of shares as shall be determined in accordance with the Plan of Reorganization between the Corporation on behalf of the Discretionary Equity Fund and the Equity Fund attached hereto as Exhibit A.

(c)

Each unissued share (or fraction thereof) of the Discretionary Equity Fund will automatically be reclassified as such number of unissued shares (or fractions thereof) of the Equity Fund as shall result, as of the effective time of these Articles of Amendment, in the total number of unissued shares of the Equity Fund being increased by 100 million shares, less the number of respective issued and outstanding shares of the Equity Fund resulting from paragraph (b) above.

(d)

Open accounts on the share records of the Equity Fund shall be established representing the appropriate number of shares of stock owned by the former holders of shares of the Discretionary Equity Fund.

THIRD:

This amendment does not increase the authorized capital stock of the Corporation or the aggregate par value thereof and does not amend the description of any class of stock as set forth in the Charter.  The amendment reclassifies the 100,000,000 previously authorized shares of the Discretionary Equity Fund as 100,000,000 additional authorized shares of the Equity Fund.

FOURTH:

Outstanding certificates representing issued and outstanding shares of the Discretionary Equity Fund immediately prior to these Articles of Amendment becoming effective, if any, shall, upon these Articles of Amendment becoming effective, be deemed to represent the appropriate number, calculated as set forth above, of shares of the Equity Fund.  Certificates representing shares of the Equity Fund resulting from such reclassification need not be issued until certificates representing the shares of the Discretionary Equity Fund so reclassified, if issued, have been received by the Corporation or its agent duly endorsed for transfer.

FIFTH:

This amendment has been duly authorized and declared advisable by the Board of Directors of the Corporation and approved by the stockholders of the Corporation entitled to vote thereon.

SIXTH:

These Articles of Amendment shall be effective as of 5:00 p.m., _______ __, 2005.

The President acknowledges these Articles of Amendment to be the Corporate act of the Corporation and states that to the best of his knowledge, information and belief the matters and facts set forth in these Articles with respect to the authorization and approval of the amendment of the Corporation’s charter are true in all material respects, and that this statement is made under the penalties of perjury.

IN WITNESS WHEREOF, ICAP Funds, Inc. has caused this instrument to be signed in its name and on its behalf by its President, and witnessed by its Secretary, on ______ __, 2005.

ICAP FUNDS, INC.

By:

Robert H. Lyon

President

WITNESS:

Pamela H. Conroy

Vice President, Treasurer and Secretary

STATEMENT OF ADDITIONAL INFORMATION

June 29, 2005

FOR THE REORGANIZATION OF

ICAP Discretionary Equity Fund

INTO

ICAP Equity Fund

each a series of

ICAP Funds, Inc.

(a Maryland Corporation)

225 West Wacker Drive, Suite 2400

Chicago, Illinois 60606

Telephone: 888-221-ICAP (4227)

_________________________________________

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Proxy Statement/Prospectus dated June 29, 2005 relating to the Special Meeting of Shareholders (the “Meeting”) of the ICAP Discretionary Equity Fund (the “Discretionary Equity Fund”) of ICAP Funds, Inc. (the “Corporation”), to be held on August 12, 2005.  The Meeting is being held to consider a proposal to approve a Plan of Reorganization (the “Plan”) whereby substantially all of the assets of the Discretionary Equity Fund will be transferred to the ICAP Equity Fund (the “Equity Fund”), in exchange for shares of the Equity Fund and the Equity Fund’s assumption of the Discretionary Equity Fund’s liabilities (the “Reorganization”).  The Discretionary Equity Fund and the Equity Fund are sometimes referred to collectively as the “Funds.”  Copies of the Proxy Statement/Prospectus, which has been filed with the Securities and Exchange Commission, may be obtained, without charge, by writing to ICAP Funds, Inc., P.O. Box 2160, Milwaukee, Wisconsin 53201, or by calling 1-888-221-4227.

The following documents, each of which accompanies this Statement of Additional Information, are incorporated by reference herein:

(1)

The Statements of Additional Information of the Funds, dated May 1, 2005; and

(2)

The Annual Report to Shareholders of the Funds for the fiscal year ended December 31, 2004.

This Statement of Additional Information consists of this cover page and the documents described above.

Pro-forma financial statements have been omitted pursuant to Item 14(a)2. of Form N-14.

GENERAL INFORMATION

 Under the Plan, all the assets and scheduled liabilities of the Discretionary Equity Fund will be exchanged for shares of common stock of the Equity Fund, and the shares of the Equity Fund will be distributed to shareholders of the Discretionary Equity Fund.  The Plan provides for the distribution on the day following the valuation date, or on such other date as may be agreed upon by the Board, of full and fractional shares of the Equity Fund to shareholders of record of the Discretionary Equity Fund.  The Plan provides that the number of shares of the Equity Fund issued in exchange for shares of the Discretionary Equity Fund will have an aggregate net asset value equal to the net value of the assets of the Discretionary Equity Fund transferred pursuant to the Plan.  If the shareholders of the Discretionary Equity Fund approve the Reorganization, all of the assets and scheduled liabilities of the Discretionary Equity Fund will be assigned to and assumed by the Equity Fund.

Each shareholder of record holding shares of the Discretionary Equity Fund will receive shares of the Equity Fund equal in value to the Discretionary Equity Fund shares held immediately prior to the Reorganization.  The Equity Fund will record on its books shares of the Discretionary Equity Fund as evidence of ownership of Equity Fund shares by the shareholders of record of the Discretionary Equity Fund.  The Reorganization will not impact the current shareholders of the Equity Fund.

Upon completion of the Reorganization, the Corporation will take all necessary and proper steps to effect the complete termination of the Discretionary Equity Fund.

A Meeting of the Discretionary Equity Fund’s shareholders to consider the transaction will be held at the offices of ICAP Funds, Inc., located at 225 West Wacker Drive, Suite 2400, Chicago, Illinois 60606 on August 12, 2005 at 1:00 p.m. Central Time, and at any adjournments or postponements thereof.

For further information about the transaction, see the Proxy Statement/Prospectus. For further information about the Corporation and the Funds, see each Fund’s Statement of Additional Information, dated May 1, 2005, which are available without charge by calling the Corporation at 1-888-221-ICAP (4227).

_________________________________________

PART C

ICAP Funds, Inc.
OTHER INFORMATION

_________________________________________

ITEM 15.  INDEMNIFICATION.

Reference is made to Article 7.4 of the Corporation’s Articles of Incorporation.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

ITEM 16. EXHIBITS.

Exhibit No.	Exhibit	Incorporated by Reference to

(1)	Registrant's Articles of Incorporation	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 29, 1997

(1.a)	Registrant’s Articles Supplementary, dated December 8, 1997	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 23, 1997.

(1.b)	Registrant’s Articles of Amendment, dated April 29, 2005	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 29, 2005.

(1.c)	Form of Articles of Amendment*

(2.a)	Registrant's By-Laws	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 29, 1997

(2.b)	Amendment to Registrant’s By-Laws dated February 16, 2005	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 29, 2005.

(3)	Not Applicable

(4)	Form of Plan of Reorganization*

(5)	Not Applicable

(6.a)	Investment Advisory Agreement dated as of December 30, 1994	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 29, 1997

(6.b)	Amendment to Investment Advisory Agreement dated as of December 31, 1997 (Select Equity Portfolio)	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 23, 1997.

(6.c)	Amendment to Investment Advisory Agreement dated as of December 31, 1997 (Euro Select Portfolio)	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 23, 1997.

(6.d)	Amendment to Investment Advisory Agreement dated as of September 1, 2001 (Euro Select Portfolio)	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 22, 2002.

(7)	Not Applicable

(8)	Not Applicable

(9.a)	Custodian Agreement with United Missouri Bank, n.a. dated December 30, 1994	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 29, 1997.

(9.b)	Amendment to Custodian Agreement with United Missouri Bank, n.a.	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 23, 1997.

(9.c)	Amendment to Custodian Agreement with UMB Bank, n.a. dated as of July 2, 2001	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 22, 2002.

(9.d)	Form of Appendix A to Custodian Agreement with UMB Bank, n.a.	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 18, 2003.

(9.e)	Rule 17f–5 Delegation Agreement with UMB Bank, n.a. dated February 11, 2004	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 22, 2004.

(10)	Not Applicable

(11.a)	Opinion and Consent of Godfrey & Kahn, S.C. (Equity Portfolio)	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 29, 1997.

(11.b)	Consent of Godfrey & Kahn, S.C. relating to Exhibit (11.a)	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 29, 2005.

(12)	Opinion of Counsel on tax matters*

(13)	Other Material Contracts

(13.a)	Expense Cap Agreement dated April 30, 1999	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 30, 1999.

(13.b)	First Amendment to Expense Cap Agreement dated April 30, 2000	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 27, 2000.

(13.c)	Second Amendment to Expense Cap Agreement dated April 30, 2001	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 23, 2001.

(13.d)	Third Amendment to Expense Cap Agreement dated September 1, 2001	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 22, 2002.

(13.e)	Fourth Amendment to Expense Cap Agreement dated as of May 1, 2002	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 22, 2002.

(13.f)	Fifth Amendment to Expense Cap Agreement dated as of May 1, 2003	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 18, 2003.

(13.g)	Sixth Amendment to Expense Cap Agreement dated as of May 1, 2004	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 22, 2004.

(13.h)	Seventh Amendment to Expense Cap Agreement dated as of May 1, 2005	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 29, 2005.

(13.i)	Transfer Agency Agreement with Sunstone Investor Services, LLC dated as of November 1, 1995	Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 29, 1996.

(13.j)	Amendment to Transfer Agency Agreement with Sunstone Investor Services, LLC dated November 13, 1997	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 23, 1997.

(13.k)	Amended and Restated Administration and Fund Accounting Agreement with Sunstone Financial Group, Inc. dated as of November 13, 1997	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 23, 1997.

(13.l)	Addendum to Transfer Agency Agreement with UMB Fund Services, Inc. dated July 24, 2002	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 18, 2003.

(13.m)	Transfer Agency Agreement with UMB Fund Services, Inc., dated November 20, 2002	Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 18, 2003.

(14)	Consent of Ernst & Young LLP*

(15)	Not Applicable

(16)	Not Applicable

(17)	Form of Proxy Ballot*

_____________________________

*Filed herewith.

ITEM 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Chicago and State of Illinois, on June 29, 2005.

ICAP Funds, Inc.

By:  /s/ Robert H. Lyon

Robert H. Lyon

President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on June 29, 2005 by the following persons in the capacities indicated.

Signature	Title
/s/ Robert H. Lyon Robert H. Lyon	President and Director

/s/ Pamela H. Conroy Pamela H. Conroy	Vice-President, Secretary, Treasurer and Chief Compliance Officer (principal financial officer)

/s/ James A. Gentry James A. Gentry	Independent Director

/s/ Joseph Andrew Hays Joseph Andrew Hays	Independent Director

/s/ Harold W. Nations Harold W. Nations	Independent Director